Dividends - Schedule of Dividends Announced and Paid and Scrip Dividends (Details) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 £ / shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 £ / shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 £ / shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 £ / shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares	0.0		46.3		0.0		136.4
Value of shares issued | $	$ 0		$ 318		$ 0		$ 947
Ordinary Shares
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (Pence and USD per share) | (per share)	$ 0.10500	£ 0.08342	$ 0.10250	£ 0.08066	$ 0.21000	£ 0.16498	$ 0.20500	£ 0.15804
American Depositary Share
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (Pence and USD per share) | $ / shares	$ 0.6300		$ 0.6150		$ 1.2600		$ 1.2300